Financial Instruments by Category - Summary of Gains and Losses on Financial Instruments (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Interest income	$ 7,665	$ 3,033	$ 1,598
Interest loss	(48,136)	(28,717)	(18,385)
Net financial accretion	(5,592)	7,627	(3,169)
Net exchange differences	47,935	54,459	8,950
Fair value gains on financial assets at fair value through profit or loss	(1,449)	2,596	2,208
Result from derivative financial instruments	(293)	933
Result from net monetary position	5,904	1,594
Net financial results	6,034	41,525	(8,798)
Financial and non-financial Assets / Liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	7,665	3,033	1,598
Interest loss	(48,136)	(28,717)	(18,385)
Net financial accretion	(5,592)	7,627	(3,169)
Net exchange differences	47,935	54,459	8,950
Result from net monetary position	5,904	1,594
Net financial results	7,776	37,996	(11,006)
Financial Assets / Liabilities at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains on financial assets at fair value through profit or loss	(1,449)	2,596	2,208
Result from derivative financial instruments	(293)	933
Net financial results	$ (1,742)	$ 3,529	$ 2,208